STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

                 CAPITAL APPRECIATION EQUITY FUND
                               OF
                       THE FFB LEXICON FUND

                        2 Oliver Street
                   Boston, Massachusetts 02109
                         1-800-833-8974

                 By and in Exchange for Shares of

                EVERGREEN GROWTH AND INCOME FUND

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Capital Appreciation Equity Fund, a series of The FFB Lexicon Fund, in exchange for Class Y shares of Evergreen Growth and Income Fund and the assumption by Evergreen Growth and Income Fund of certain identified liabilities of the Capital Appreciation Equity Fund, is not a prospectus. A Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen Growth and Income Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1. The Prospectus of the Evergreen Growth and Income Fund dated July 7, 1995.

     2.   The Statement of Additional Information of the
          Evergreen Growth and Income Fund dated July 7, 1995.

     3.   The Annual Report of the Evergreen Growth and Income
          Fund dated December 31, 1994.

     4.   The Semi-Annual Report of the Evergreen Growth and
          Income Fund dated June 30, 1995.

     5. The Prospectus of the Capital Appreciation Equity Fund dated December 30, 1994.

     6.   The Statement of Additional Information of the Capital
          Appreciation Equity Fund dated December 30, 1994.

     7.   The Annual Report of the Capital Appreciation Equity
          Fund dated August 31, 1994.

     8.   The Semi-Annual Report of the Capital Appreciation
          Equity Fund dated February 28, 1995.

     The following pro forma financial information relates to the Capital Appreciation Equity Fund and the Evergreen Growth and
Income Fund:

                                                                             -2-
EVERGREEN GROWTH AND INCOME FUND

Pro Forma Combining Financial Statements - June 30, 1995

                                  EVERGREEN GROWTH AND INCOME FUND   FFB LEXICON FUNDS                EVERGREEN GROWTH AND INCOME
                                           JUNE 30, 1995               JUNE 30, 1995       ADJUSTMENTS     PROFORMA COMBINED

                                   Principal Amount/              Principal Amount/                    Principal Amount/
SECURITY DESCRIPTION                   Shares           Value          Shares        Value                  Shares        Value

Short-Term Investments 4.1%

Commercial Paper
American Home Products Corp.
     5.96% Due 7/7/95                   1,000,000      $999,006                                             1,000,000    $999,006
Bell Atlantic Financial Services, Inc.
     5.93% Due 7/10/95                    300,000       299,555                                               300,000     299,555
Xerox Corp.
     5.85% Due 7/6/95                     900,000       899,269                                               900,000     899,269
                                                      2,197,830
                                                                                                             2,200,000   2,197,830

Repurchase Agreements
Agency Repurchase Agreement
      6.20% 7/3/95 (J.P. Morgan)                                            100    3,470,979                      100   3,470,979

American Depository Receipts

Reuters Holdings Public Limited Company
     American Depository Receipt Cl. B                                   43,000    2,155,375                   43,000   2,155,375
Teva Pharmaceutical
     American Depository Receipt                                         60,000    2,250,000                   60,000   2,250,000
                                                                        103,000    4,405,375                  103,000   4,405,375

U.S. Government & Agency Obligations
Federal Home Loan Mortgage Corp.
     5.9% Due 7/7/95                    1,000,000       999,017                                             1,000,000     999,017

     Total Short-Term Investments       3,200,000     3,196,847         103,100    7,876,354                3,303,100  11,073,201


Corporate Obligations 0.7%

Columbia Gas System, Inc.
     9.00% Due 8/1/93                     215,000       302,613                                               215,000     302,613
     9.00% Due 10/1/94                    188,000       261,320                                               188,000     261,320
     8.75% Due 4/1/95                     225,000       312,188                                               225,000     312,188
     9.125% Due 10/1/95                    30,000        41,925                                                30,000      41,925
    10.125% Due 11/1/95                    55,000        77,069                                                55,000      77,069
     8.375% Due 3/1/96                     22,000        30,195                                                22,000      30,195
     7.5% Due 6/1/97                       20,000        26,450                                                20,000      26,450
     7.5% Due 10/1/97                      25,000        33,375                                                25,000      33,375
                                                      1,085,135
                                                                                                               780,000    1,085,135
Time Warner Inc.  Redeemable Reset Notes
     Due 8/15/02                          825,000       812,625                                               825,000     812,625

Viacom, Inc.
     8% Due 7/7/06                         92,000        89,240                                                92,000      89,240

     Total Corporate Obligations                      1,987,000                                                         1,987,000


Common Stocks    94.5%

Banks & Thrifts 5.0%
Central Fidelity Banks, Inc.               50,000     1,525,000                                                50,000   1,525,000
Cullen/Frost Bankers, Inc.                 22,500       911,250                                                22,500     911,250
First Security Corp.                       70,000     1,960,000                                                70,000   1,960,000
Hibernia Corp. Cl. A                      145,000     1,286,875                                               145,000   1,286,875
Liberty Bancorp, Inc.                      20,000       645,000                                                20,000     645,000
Michigan National Corp.                     7,000       744,625                                                 7,000     744,625
ONBANCorp, Inc.                            20,000       567,500                                                20,000     567,500
State Street Boston Corp.                  40,000     1,475,000                                                40,000   1,475,000
Summit Bankcorporation                     50,000     1,062,500                                                50,000   1,062,500
Washington Mutual Savings Bank             54,600     1,279,688                                                54,600   1,279,688
Wells Fargo and Company                                                  12,800    2,307,200                   12,800   2,307,200
                                                     11,457,438          12,800    2,307,200                           13,764,638

Business Equipment & Services 6.0%
Airtouch Communications, Inc.              66,500     1,895,250                                                66,500   1,895,250
Associated Group, Inc. Cl. A               11,950       206,138                                                11,950     206,138
Associated Group, Inc. Cl. B               11,950       221,075                                                11,950     221,075
Compuware Corp.                            62,500     1,921,875                                                62,500   1,921,875
Cray Research, Inc.                         7,200       175,500                                                 7,200     175,500
First Financial Management Corp.           20,000     1,710,000                                                20,000   1,710,000
Harper Group, Inc.                        117,500     1,968,125                                               117,500   1,968,125
Landmark Graphics Corp.                    25,000       637,500                                                25,000     637,500
Lin Broadcasting Corp.                     16,000     2,024,000                                                16,000   2,024,000
Pittston Services Group                    40,000       960,000                                                40,000     960,000
Policy Management Systems Corp.            30,000     1,380,000                                                30,000   1,380,000
Reynolds & Reynolds Co. Cl. A             116,000     3,422,000                                               116,000   3,422,000
                                                     16,521,463                                                        16,521,463

Chemicals, Healthcare & Agricultural Products 16.1%
Abbott Laboratories                                                      56,000    2,268,000                   56,000   2,268,000
Air Products & Chemicals, Inc.             22,500     1,254,375                                                22,500   1,254,375
Amgen, Inc.                                                             31,000    2,493,562                   31,000   2,493,562
Bush Boake Allen, Inc.                      5,400       164,025                                                 5,400     164,025
Caremark International, Inc.               35,000       700,000                                                35,000     700,000
Dupont (EI) De Nemours and Company                                       33,500    2,303,125                   33,500   2,303,125
Fuller (H.B.) Co.                          47,300     1,750,100                                                47,300   1,750,100
Gillette Company                                                         49,000    2,186,625                   49,000   2,186,625
Great Lakes Chemical Corp.                 15,000       903,750                                                15,000     903,750
Health Management Associates, Inc. Cl. A                                 70,000    2,047,500                   70,000   2,047,500
Healthsouth Rehabilitation Corp.                                        103,000    1,789,625                  103,000   1,789,625
Health Systems International, Inc.         15,000       435,000                                                15,000     435,000
Johnson & Johnson                          12,000       811,500                                                12,000     811,500
Laboratory Corporation of America Holding 105,000     1,391,250                                               105,000   1,391,250
Lincare Holdings, Inc.                     82,000     2,178,125          70,000    1,859,375                  152,000   4,037,500
Mallinckrodt Group, Inc.                   25,000       887,500                                                25,000     887,500
McKesson Corp.                             14,500       677,875                                                14,500     677,875
Pfizer, Inc.                                                             22,300    2,059,963                   22,300   2,059,963
Praxair, Inc.                             100,000     2,500,000                                               100,000   2,500,000
Schering Plough Corp.                      56,000     2,471,000          45,000    1,985,625                  101,000   4,456,625
Shared Medical Systems Corp.               12,500       501,562                                                12,500     501,562
Spacelabs Medical, Inc.                    25,000       634,375                                                25,000     634,375
Target Therapeutics, Inc.                                                43,000    1,892,000                   43,000   1,892,000
Tenet Healthcare Corp.                     70,000     1,006,250                                                70,000   1,006,250
Warner-Lambert Co.                         11,000       950,125                                                11,000     950,125
Wellpoint Health Networks, Inc.            41,000     1,158,250                                                41,000   1,158,250
West Co., Inc.                             40,000     1,120,000                                                40,000   1,120,000
Vencor, Inc.                                                             56,000    1,764,000                   56,000   1,764,000
                                                     21,495,062                   22,649,400                           44,144,462

Consumer Products 8.5%
Campbell Soup Company                                                    40,000    1,960,000                   40,000   1,960,000
Circus Enterprises, Inc.                                                 58,500    2,062,125                   58,500   2,062,125
Coca Cola Company                                                        37,000    2,358,750                   37,000   2,358,750
Colgate Palmolive Company                                                30,000    2,193,750                   30,000   2,193,750
CPC International, Inc.                    25,000     1,543,750                                                25,000   1,543,750
Crown Cork and Seal, Inc.                                                50,500    2,531,312                   50,500   2,531,312
Kellogg Company                                                          34,000    2,426,750                   34,000   2,426,750
Mattel, Inc.                                                             82,000    2,132,000                   82,000   2,132,000
Philip Morris Companies, Inc.                                            31,000    2,305,625                   31,000   2,305,625
UST Incorporated                                                         64,000    1,904,000                   64,000   1,904,000
Walt Disney Company                                                      35,000    1,946,875                   35,000   1,946,875
                                                      1,543,750                   21,821,187                           23,364,937

Diversified Companies 1.4%
Grace (W.R.) & Co.                         22,500     1,380,937                                                22,500   1,380,937
ITT Corp.                                   7,500       881,250                                                 7,500     881,250
Morton International, Inc.                 52,500     1,535,625                                                52,500   1,535,625
                                                      3,797,812                                                         3,797,812

Durable Goods 21.0%
Adaptec, Inc.                                                            62,000    2,294,000                   62,000   2,294,000
Applied Materials, Inc.                                                  38,000    3,291,750                   38,000   3,291,750
Aspect Telecommunications                                                52,000    2,327,000                   52,000   2,327,000
Belden, Inc.                                                             92,000    2,484,000                   92,000   2,484,000
Cisco Systems, Inc.                                                      48,000    2,427,000                   48,000   2,427,000
Danaher Corp.                                                            67,500    2,041,875                   67,500   2,041,875
Dell Computer Corporation                                                44,000    2,645,500                   44,000   2,645,500
DSC Communications Corp.                                                 72,000    3,348,000                   72,000   3,348,000
EMC Corp.                                                               121,000    2,934,250                  121,000   2,934,250
Equitable of Iowa                                                        59,500    1,956,062                   59,500   1,956,062
General Electric Company                                                 35,100    1,978,763                   35,100   1,978,763
General Instrument Corp.                                                 58,000    2,225,750                   58,000   2,225,750
Harley-Davidson, Inc.                                                    79,000    1,925,625                   79,000   1,925,625
Intel Corp.                                                              46,000    2,912,375                   46,000   2,912,375
Lam Research Corp.                                                       46,300    2,963,200                   46,300   2,963,200
LSI Logic Corporation                                                    72,000    2,817,000                   72,000   2,817,000
Magna International Inc., Cl. A                                          50,500    2,228,313                   50,500   2,228,313
Micro Warehouse, Inc.                                                    59,000    2,714,000                   59,000   2,714,000
Oracle Corp.                                                             66,000    2,549,250                   66,000   2,549,250
Pioneer Hi-Bred International, Inc.                                      52,000    2,184,000                   52,000   2,184,000
Price T. Rowe and Associates, Inc.                                       55,000    2,117,500                   55,000   2,117,500
Thermo Electron Corp.                                                    69,300    2,789,325                   69,300   2,789,325
3 Com Corp.                                                              35,000    2,345,000                   35,000   2,345,000
                                                                                  57,499,538                           57,499,538

Energy & Oil 3.4%
Anadarko Petroleum Corp.                   20,000       862,500                                                20,000     862,500
Coastal Corp.                              45,000     1,366,875                                                45,000   1,366,875
Input/Output Inc.                                                        78,000    2,808,000                   78,000   2,808,000
Kerr McGee Corp.                           25,000     1,340,625                                                25,000   1,340,625
Southwestern Energy Co.                    54,000       749,250                                                54,000     749,250
Williams Companies, Inc.                   50,000     1,743,750                                                50,000   1,743,750
YPF Sociedad Anonima-ADR                   20,000       377,500                                                20,000     377,500
                                                      6,440,500                    2,808,000                            9,248,500

Finance & Insurance 4.4%
Equifax, Inc.                                                            59,500    1,985,812                   59,500   1,985,812
Federal Home Loan Mortgage Corp.           50,000     3,437,500                                                50,000   3,437,500
Federal National Mortgage Association      14,000     1,321,250          24,500    2,312,188                   38,500   3,633,438
Guaranty National Corp.                    10,000       185,000                                                10,000     185,000
Hartford Steam Boiler Inspection &
   Insurance Co.                            7,000       310,625                                                 7,000     310,625
National RE Corp.                          10,000       335,000                                                10,000     335,000
Norwest Corp.                                                            79,700    2,291,375                   79,700   2,291,375
                                                      5,589,375                    6,589,375                           12,178,750

Metals, Mining, Construction & Industrial
   Products 5.8%
Clayton Homes, Inc.                                                     117,500    1,924,062                  117,500   1,924,062
Eaton Corp.                                 7,500       435,938                                                 7,500     435,938
J&L Specialty Steel, Inc.                  27,000       519,750                                                27,000     519,750
Lone Star Industries, Inc.                 71,000     1,526,500                                                71,000   1,526,500
Medusa Corp.                               32,500       808,437          82,500    2,052,188                  115,000   2,860,625
National Gypsum Co.                        19,000       992,750                                                19,000     992,750
Nucor Corp.                                                              34,000    1,819,000                   34,000   1,819,000
Santa Fe Pacific Gold Corp.                55,000       666,875                                                55,000     666,875
Strattec Security Corp.                    57,900       709,275                                                57,900     709,275
Sundstrand Corp.                           12,000       717,000                                                12,000     717,000
Tecumseh Products Co. Cl. A                27,500     1,210,000                                                27,500   1,210,000
Vulcan Materials Co.                       25,000     1,362,500                                                25,000   1,362,500
York International Corp.                   22,500     1,012,500                                                22,500   1,012,500
                                                      9,961,525                    5,795,250                           15,756,775

Miscellaneous 2.6%
Carnival Corp. Cl. A                                                    108,000    2,524,500                  108,000   2,524,500
Dover Corp.                                                              33,000    2,400,750                   33,000   2,400,750
Illinois Central Corp.                                                   60,000    2,070,000                   60,000   2,070,000
                                                                                   6,995,250                            6,995,250

Paper 0.8%
Westvaco Corp.                             50,000     2,212,500                                                50,000   2,212,500

Publishing, Broadcasting & Entertainment 9.7%
Citicasters                               107,900     2,967,250                                               107,900   2,967,250
Evergreen Media Corp. Cl. A                10,000       260,000                                                10,000     260,000
Scripps (E.W.) Co. Cl A                    35,000     1,128,750                                                35,000   1,128,750
EZ Communications, Inc. Cl. A             140,000     2,590,000                                               140,000   2,590,000
Gaylord Entertainment Co. Cl. A            39,375       994,219                                                39,375     994,219
HBO & Company                                                            50,000    2,725,000                   50,000   2,725,000
Jacor Communications, Inc.                 40,000       640,000                                                40,000     640,000
Katz Media Group, Inc.                     92,000     1,460,500                                                92,000   1,460,500
Lin Television Corp.                        4,500       151,312                                                 4,500     151,312
McGraw-Hill Companies, Inc.                 7,500       569,062                                                 7,500     569,062
Multimedia, Inc.                           37,500     1,453,125                                                37,500   1,453,125
New York Times Co. Cl. A                   21,000       493,500                                                21,000     493,500
Outlet Communications, Inc.                30,500     1,220,000                                                30,500   1,220,000
Pulitzer Publishing Co.                     1,000        42,625                                                 1,000      42,625
TCA Cable TV, Inc.                        100,000     2,700,000                                               100,000   2,700,000
TeleWest Communications - PLC ADS           2,500        64,375                                                 2,500      64,375
Time Warner, Inc.                          65,000     2,673,125                                                65,000   2,673,125
Viacom, Inc. Cl. A                         17,000       790,500                                                17,000     790,500
Viacom, Inc. Cl B                           6,940       321,842                                                 6,940     321,842
Viacom, Inc. Cl. C Warrants expiring 6/6/   2,654         9,787                                                 2,654       9,787
Viacom, Inc. Cl. E Warrants expiring 6/6/   1,592         9,154                                                 1,592       9,154
Washington Post Co.                         1,800       469,800                                                 1,800     469,800
Young Broadcasting, Inc. Cl. A            101,000     2,802,750                                               101,000   2,802,750
                                                     23,811,676                    2,725,000                           26,536,676

Retail 2.9%
Caldor Corp.                               30,000       536,250                                                30,000     536,250
Carson Pirie Scott & Co.                    5,000        81,875                                                 5,000      81,875
Gymboree Corp.                                                           77,000    2,237,812                   77,000   2,237,812
Kellwood Co.                               15,000       255,000                                                15,000     255,000
Lowes Companies, Inc.                                                    57,700    1,723,788                   57,700   1,723,788
Mercantile Stores Co., Inc.                12,500       581,250                                                12,500     581,250
Michaels Stores, Inc.                                                    60,000    1,275,000                   60,000   1,275,000
Sears, Roebuck & Co.                       20,000     1,197,500                                                20,000   1,197,500
                                                      2,651,875                    5,236,600                            7,888,475

Transportation 2.1%
Kansas City Southern Industries, Inc.      40,000     1,490,000                                                40,000   1,490,000
Santa Fe Pacific Corp.                     75,000     1,912,500                                                75,000   1,912,500
Union Pacific Corp.                        40,000     2,215,000                                                40,000   2,215,000
                                                      5,617,500                                                         5,617,500

Utilities 4.8%
AT&T Corp.                                 15,000       796,875          35,000    1,859,375                   50,000   2,656,250
Century Telephone Enterprises, Inc.        50,000     1,418,750                                                50,000   1,418,750
Commonwealth Energy System                 25,000       943,750                                                25,000     943,750
Eastern Utilities Associates                5,000       113,125                                                 5,000     113,125
Houston Industries, Inc.                   15,000       631,875                                                15,000     631,875
Illinova Corp.                             50,000     1,268,750                                                50,000   1,268,750
MCI Communications Corp.                                                109,000    2,398,000                  109,000   2,398,000
Pacific Telesis Group                      26,500       708,875                                                26,500     708,875
SBC Communications, Inc.                   17,208       819,531                                                17,208     819,531
TNP Enterprises, Inc.                      61,000       983,625                                                61,000     983,625
Unicom Corp.                               45,000     1,198,125                                                45,000   1,198,125
                                                      8,883,281                    4,257,375                           13,140,656

     Total Common Stock 94.5%                       119,983,757                  138,684,175                          258,667,932

     Total Investments (Cost $219,222,242) 99.3%    125,167,604                  146,560,529                          271,728,133
     Other Assets and Liabilities,net      0.7%     1,924,675         41,176      1,965,851
     Net Assets                                    $127,092,279                  146,601,705                          273,693,984


                                                           Evergreen       Lexicon
                                                        Growth & Income Capital Appreciation                    Pro Forma
                                                             Fund            Fund             Adjustments        Combined
   ASSETS:
   Investments in securities, at value
      (Cost $ 219,222,242 )                              $125,167,604     $146,560,529                         $271,728,133
   Cash                                                        75,045           24,774                               99,819
   Interest and Dividend receivable                           188,193          139,789                              327,982
   Receivable for investment securities sold                   90,330                0                               90,330
   Receivable for fund shares sold                          2,073,381                0                            2,073,381
   Prepaid expenses                                            50,907                0                               50,907
                        TOTAL ASSETS                      127,645,460      146,725,092                0         274,370,552

   LIABILITIES:
   Payable for investment securities purchased                316,250                0                              316,250
   Payable for fund shares repurchased                         86,601                0                               86,601
   Accrued advisory fee                                           333                0                                  333
   Accrued expenses                                           149,997          123,387                              273,384
                     TOTAL LIABILITIES                        553,181          123,387                              676,568
                         NET ASSETS                       127,092,279      146,601,705                0         273,693,984

   NET ASSETS CONSIST OF:
   Paid in capital                                         96,722,780      114,930,830                          211,653,610
   Undistributed net investment income                         (9,930)           1,875                               (8,055)
   Accumulated realized gain on investments                 2,449,180        7,093,358                            9,542,538
   Net unrealized appreciation of investments              27,930,249       24,575,642                           52,505,891
                         NET ASSETS                       127,092,279      146,601,705                0         273,693,984


   Net asset value and offering price per share:
   Class A                                                     $17.12                -                               $17.12

   Maximum offering price (4.75% sales charge)                 $17.97                -                               $17.97

   Class B                                                     $17.10                -                               $17.10

   Class C                                                     $17.10                -                               $17.10

   Class Y                                                     $17.13           $12.75                               $17.13

   Net Assets:
   Class A                                                  8,553,096                -                            8,553,096

   Class B                                                 20,103,557                -                           20,103,557

   Class C                                                  1,123,568                -                            1,123,568

   Class Y                                                 97,312,058      146,601,705                          243,913,763

   Shares outstanding:
   Class A                                                    499,461                -                              499,461
   Class B                                                  1,175,426                -                            1,175,426
   Class C                                                     65,716                -                               65,716
   Class Y                                                  5,680,306       11,499,060       (2,940,875)(1)      14,238,491

   (See Notes which are an integral part of the Pro Forma Financial Statements)
   (1) Reflects shares issued as a result of the merger.













                                                    Evergreen         Lexicon
                                                  Growth & Income Capital Appreciation                   Pro Forma
                                                      Fund              Fund              Adjustments     Combined
   INVESTMENT INCOME:
   Interest income                                   1,868,074        2,525,738               0            4,393,812

    EXPENSES:
   Investment advisory fee                             835,210        1,017,767         277,381 (1)        2,130,358
   Trustees' fees                                       17,298            5,530          (5,530)(2)           17,298
   Administrative personnel and service fees                 0          230,694        (230,694)(1)              -0-
   Custodian and portfolio accounting fees              66,152                0          17,049 (3)           83,201
   12B-1 Distribution & Servicing Fees:
        Class "A"                                        4,459                0               0                4,459
        Class "B"                                       42,311                0               0               42,311
        Class "C"                                        1,536                0               0                1,536
   Transfer and dividend disbursing agent fees          60,148              365            (280)(2)           60,233
   Fund share registration costs                        53,040           (1,872)          7,044 (6)           58,212
   Professional fees                                    43,018           37,159         (15,650)(2)           64,527
   Printing & Postage                                   21,738           23,477         (22,918)(5)           22,297
   Insurance premiums                                    7,014            2,233             767 (6)           10,014
   Miscellaneous                                         4,972            8,686          (6,200)(5)            7,458
        TOTAL EXPENSES                               1,156,896        1,324,039          20,969            2,501,904

   Less fee waiver and expense reimbursements          (13,589)        (345,465)        359,054 (4)             ----

        NET EXPENSES                                 1,143,307          978,574         380,023            2,501,904

   NET INVESTMENT INCOME                               724,767        1,547,164        (380,023)           1,891,908
   NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain on investments                  3,788,534       10,391,163               0           14,179,697
   Net increase in unrealized
      appreciation of investments                   14,047,880       15,042,289               0           29,090,169
   Net gain on investments                          17,836,414       25,433,452               0           43,269,866
   Net (decrease) increase in net assets
      resulting from operations                    $18,561,181       26,980,616       ($380,023)          45,161,774

 (See Notes which are an integral part of the Pro Forma Financial Statements)

(1) Reflects an increase in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedule

(2) Reflects elimination of duplicate service fees.

(3) Based on surviving Fund's contract in effect for custodian and portfolio accounting services

(4) Reflects a change in waiver of investment advisory fee based on the surviving Fund's voluntary advisory fee waiver in effect for the year ended June 30,1995

(5) Adjustment reflects the expected cost savings when the Funds combine.

(6) Reflects anticipated expenses of the combined fund.


  Evergreen Growth & Income Fund
  Notes to Pro Forma Combining Financial Statements (Unaudited)
  June 30, 1995


  1. Basis of Combination - The Pro forma Statement of Assets and
  Liabilities, including the Pro forma Portfolio of Investments, and the related Pro forma related Statement of Operations ("Pro forma Statements") reflects the accounts of Evergreen Growth & Income Fund ("Evergreen") and Lexicon Capital Appreciation Fund ("Lexicon") at June 30, 1995 and for the year then ended.

  The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of Lexicon in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be December 31, the fiscal year end of Evergreen.

     The Reorganization will be accomplished through the acquisition of substantially all of the assets of Lexicon by Evergreen, and the assumption by Evergreen of certain identified liabilities of Lexicon. Thereafter there will be a distribution of such shares of Evergreen to shareholders of Lexicon in liquidation of and subsequent termination of Lexicon. The information contained herein is based on the experience of each fund for the year ended June 30, 1995 and is designed to permit shareholders of Lexicon to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen and Lexicon in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union National Bank of North Carolina.

  The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

  2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen Class Y shares which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the June 30, 1995 net assets of Lexicon totaling $146,601,705 and the net asset value per share of Evergreen Class Y of $17.13.

  The pro forma shares outstanding of 499,461 Class A, 1,175,426 Class B,
  65,716 Class C, and 14,238,491 Class Y consists of 8,558,185 additional shares of Class Y to be issued in the proposed reorganization, as calculated above, in addition to shares of Evergreen outstanding as of June 30, 1995.

  3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administrative service have been charged to the combined
  Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the year ended June 30, 1995. The Adviser may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund for certain of its expense in order to reduce th Fund's expense ratio. An adjustment has been made to the combined Fund's expenses to adjust the waiver of investment advisory fee based on the voluntary advisory fee waiver in effect for Evergreen for the year ended June 30, 1995. The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.

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